SEGMENT INFORMATION - Goodwill based on expected future profitability (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pulp
SEGMENT INFORMATION
Goodwill based on expected future profitability		R$ 7,897,051	R$ 7,897,051
Paper
SEGMENT INFORMATION
Goodwill based on expected future profitability	R$ 290,191	290,191
Total
SEGMENT INFORMATION
Goodwill based on expected future profitability	R$ 8,187,242	R$ 8,187,242